SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ALTERATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO EMERGING MARKETS BOND FUND
WELLS FARGO FACTOR ENCHANCED EMERGING MARKETS FUND
WELLS FARGO FACTOR ENCHANCED INTERNATIONAL FUND
WELLS FARGO FACTOR ENCHANCED LARGE CAP FUND
WELLS FARGO FACTOR ENHANCED SMALL CAP FUND
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO HIGH YIELD CORPORATE BOND FUND
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO INTERNATIONAL GOVERNMENT BOND FUND
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. CORE BOND FUND
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective July 15, 2019, Pamela Wheelock resigned her position as a Trustee to the Funds. All references to Pamela Wheelock in each Fund’s SAI are hereby removed.

July 16, 2019